DIRECT OPERATING COSTS - Direct Costs by Nature (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Total	$ 1,695	$ 1,860	$ 3,484	$ 3,512
Direct costs
Disclosure of attribution of expenses by nature to their function [line items]
Inventory costs	84	123	191	245
Subcontractor and consultant costs	670	782	1,350	1,379
Concession construction materials and labor costs	43	38	79	78
Depreciation and amortization expense	186	194	382	390
Compensation	412	463	882	902
Other direct costs	$ 300	$ 260	$ 600	$ 518